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                          UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                            Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Variable Advisors, Inc.
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Address: One American Row, Hartford, CT 06102-5056
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Form 13F File Number:  028-10577
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
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Title:   Vice President and Secretary
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Phone:   (860) 403-5050
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Signature, Place and Date of Signing:

/s/ John H. Beers      Hartford, CT                     November 11, 2010
-----------------      --------------------------       ------------------
(Signature)             (City, State)                    (Date)


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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number:           Manager:

028-11020               Aberdeen Asset Management, Inc.

028-01420               Duff & Phelps Investment Management Co.

028-12511               Goodwin Capital Advisers, Inc.

028-11246               Invesco Ltd.

028-00595               Neuberger Berman Management, Inc.

028-00085               Virtus Investment Advisers, Inc.

028-05046               Westwood Management Corp.


                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $66,510,029.62


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
                              Title Of                                          PUT/ Investment
Issuer                         Class     Cusip    Market Value Principal SH/PRN CALL Descretion Managers Sole(A) Shared(B) None(C)
----------------------------- -------- --------- ------------- --------- ------ ---- ---------- -------- ------- --------- -------
IPATH DOW JONES-UBS COMMDTY   COMMON   06738C778  4,555,233.78   107,730   SH           107,730     1    107,730
ISHARES BARCLAYS TIPS BOND    COMMON   464287176  8,351,588.87    76,599   SH            76,599     1     76,599
ISHARES S&P 500 INDEX FUND    COMMON   464287200  5,557,344.60    48,540   SH            48,540     1     48,540
ISHARES S&P GLOBAL INFRASTR   COMMON   464288372  3,425,291.52   100,272   SH           100,272     1    100,272
ISHARES S&P DLVP EX-US PRPTY  COMMON   464288422  1,990,902.04    59,970   SH            59,970     1     59,970
SPDR S&P INTL SMALL CAP       COMMON   78463X871  2,887,682.82   103,353   SH           103,353     1    103,353
VANGUARD LONG-TERM BOND ETF   COMMON   921937793  2,618,896.50    30,470   SH            30,470     1     30,470
VANGUARD INTERMEDIATE-TERM B  COMMON   921937819  8,801,386.24   101,492   SH           101,492     1    101,492
VANGUARD SHORT-TERM BOND ETF  COMMON   921937827  9,012,528.75   110,245   SH           110,245     1    110,245
VANGUARD EMERGING MARKET ETF  COMMON   922042858  4,042,416.00    89,040   SH            89,040     1     89,040
VANGUARD SMALL-CAP VALUE ETF  COMMON   922908611  7,118,031.00   119,230   SH           119,230     1    119,230
VANGUARD VALUE ETF            COMMON   922908744  8,148,727.50   167,325   SH           167,325     1    167,325
                                                 -------------
                                                 66,510,029.62